Debt - Summary of Changes in Consolidated Debt (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Changes In Consolidated Debt [line items]
Accrued interest	$ 33,146,807	$ 33,432,631
Financed public works contracts [member]
Disclosure Of Changes In Consolidated Debt [line items]
Changes in total debt: At the beginning of the year	2,082,286,116	2,037,875,071
Transfers to lease liabilities	(6,053,280)
Loans obtained-financing institutions	1,167,834,946	899,769,012
Debt payments	(1,185,042,283)	(841,033,392)
Accrued interest	128,061,187	120,727,022
Interest paid	(127,945,203)	(115,289,389)
Foreign exchange	(75,967,395)	(19,762,208)
At the end of the year	$ 1,983,174,088	$ 2,082,286,116